UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Steven I. Koszalka

American Funds Retirement Income Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Retirement Income Portfolio SeriesSM

Semi-annual report for the six months ended April 30, 2016

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

American Funds Retirement Income Portfolio — ConservativeSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds Retirement Income Portfolio — ModerateSM strives for the balanced accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.

American Funds Retirement Income Portfolio — EnhancedSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016. Returns reflect the maximum 5.75% sales charge. Also shown are the estimated gross and net expense ratios as of the series prospectus dated January 1, 2016:

	Lifetime	Gross	Net
Class A shares	(since 8/28/15)	expense ratio	expense ratio

American Funds Retirement Income Portfolio — Conservative	–2.14%	0.80%	0.72%
American Funds Retirement Income Portfolio — Moderate	–1.84	0.81	0.73
American Funds Retirement Income Portfolio — Enhanced	–1.39	0.83	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for each share class. Investment results and net expense ratios shown reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. The reimbursement will be in effect through at least January 1, 2017, unless modified or terminated by the investment adviser.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

American Funds Retirement Income Portfolio Series investment allocations may not achieve fund objectives, and adequate income through retirement is not guaranteed. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors
3	Investment portfolios
6	Financial statements

Fellow investors:

It is our pleasure to present the first semi-annual report for American Funds Retirement Income Portfolio Series, covering the six months ended April 30, 2016. During this time, the returns of all three funds within the series — Conservative, Moderate and Enhanced — surpassed those of their benchmark index and peer measure, as seen in the table below.

The Conservative portfolio had a total return of 2.48% and an income return of 1.08% for those investors taking their distributions in cash. The Moderate portfolio realized a total return of 2.39%, with an income return of 1.19%. The Enhanced portfolio posted a total return of 2.36%, with an income return of 1.27%. Income returns for the Moderate and Enhanced portfolios also reflect distributions taken in cash.

We are encouraged by these results, but would remind you this remains a brief period by which to measure the funds. We feel their worth ultimately will be determined by their ability to generate reliable income for investors over longer time frames.

This series offers three distinct portfolios of individual American Funds, each designed to provide retirement income based on both the level of income desired as well as an investor’s risk tolerance. For more information on each portfolio, please see page 3.

Results at a glance

For periods ended April 30, 2016, with all distributions reinvested

	Cumulative total returns
		Lifetime
		(since
	6 months	8/28/15)

American Funds Retirement Income Portfolio — Conservative	2.48%	4.63%
American Funds Retirement Income Portfolio — Moderate	2.39	5.05
American Funds Retirement Income Portfolio — Enhanced	2.36	5.74
S&P Target Date Retirement Income Index*	1.55	2.86
Lipper Retirement Income Funds Index†	0.42	1.76

*	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, comprises multi-asset classes based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The index is fully investable with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The current universe of eligible asset classes includes: U.S. Large-Cap, U.S. Mid-Cap, U.S. Small-Cap, International Equities, Emerging Markets Equities, U.S. REITs, International REITs, Core Fixed Income, Cash Equivalents, TIPS, High-Yield Corporate Bonds and Commodities. Each asset class is represented in the indexes via a different ETF. When used as a benchmark, the market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. While this index is used as a benchmark, American Funds Retirement Income Portfolio Series funds are not target date funds.
†	The Lipper Retirement Income Funds Index is composed of funds designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Retirement Income Portfolio Series	1

The economy

The U.S. economy continued to grow, albeit slowly, during the first six months of the series’ fiscal year. Gross domestic product climbed 1.4% in the fourth quarter of 2015, and just 0.8% in the first quarter of 2016. The unemployment rate stood at 5.0% as of April, on par with pre-2008 levels. Most economic indicators were modestly positive.

Overseas, concerns persisted with respect to China’s economic health, while growth in Europe remained stagnant.

Market overview

U.S. equity markets were volatile during the period. Stocks fell sharply in January through the first half of February, only to rebound almost as sharply through the end of April. Much of this was attributed to a decline in domestic growth, though China’s problems and the drama surrounding the U.S. presidential election campaign may also have fueled the volatility.

The equity market’s troubles proved beneficial to bond prices as investors moved to the relative safety of U.S. Treasuries. Bonds managed to hold on to much of their gains even as stocks began to climb, a sign that some investors remain understandably wary of volatility.

The series

It is worth noting that the Conservative portfolio’s returns surpassed those of both the Moderate and Enhanced portfolios over the six months. This is primarily due to the greater percentage of bond holdings in the fund’s portfolio as well as instability in the equity markets. This was expected; market conditions may favor bonds over stocks during challenging periods. We believe the Enhanced and Moderate portfolios are well positioned to take advantage of future equity gains.

A look ahead

At the present time, we believe the U.S. economy will continue to grow over the short to medium term, though likely at a sluggish pace. We also expect equity volatility to continue through the year, as the open questions regarding China’s economy remain unanswered. The U.S. presidential election cycle has been more unpredictable than usual as well.

While we are gratified with the portfolios’ returns thus far, our focus is — and always has been — on investing for the long term. We encourage you to take a similar approach with your personal investments. Thank you for investing in American Funds Retirement Income Portfolio Series. We look forward to reporting to you again at the end of the fiscal year.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley
President

June 15, 2016

For current information about the series, visit americanfunds.com.

2	American Funds Retirement Income Portfolio Series

American Funds Conservative Portfolio	unaudited

Investment portfolio, April 30, 2016

		Value
Fund investments	Shares	(000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	142,499	$5,046

Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	412,582	10,092
American Funds Global Balanced Fund, Class R-6	170,584	5,046
Capital Income Builder, Class R-6	347,812	20,183
The Income Fund of America, Class R-6	726,025	15,138
		50,459

Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	520,730	5,046
American Funds Mortgage Fund, Class R-6	490,844	5,046
The Bond Fund of America, Class R-6	1,948,215	25,229
U.S. Government Securities Fund, Class R-6	711,689	10,092
		45,413

Total investment securities 100% (cost: $98,768,000)		100,918
Other assets less liabilities 0%		(33)

Net assets 100%		$100,885

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	3

American Funds Moderate Portfolio	unaudited

Investment portfolio, April 30, 2016

		Value
Fund investments	Shares	(000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	222,540	$7,880

Equity-income and Balanced funds 70%
American Balanced Fund, Class R-6	967,254	23,659
American Funds Global Balanced Fund, Class R-6	266,429	7,881
Capital Income Builder, Class R-6	679,613	39,438
The Income Fund of America, Class R-6	1,891,507	39,438
		110,416

Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	814,364	7,891
American Funds Mortgage Fund, Class R-6	768,688	7,902
The Bond Fund of America, Class R-6	1,219,904	15,798
U.S. Government Securities Fund, Class R-6	557,256	7,902
		39,493

Total investment securities 100% (cost: $154,449,000)		157,789
Other assets less liabilities 0%		(54)

Net assets 100%		$157,735

See Notes to Financial Statements

4	American Funds Retirement Income Portfolio Series

American Funds Enhanced Portfolio	unaudited

Investment portfolio, April 30, 2016

		Value
Fund investments	Shares	(000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	205,245	$7,268

Equity-income and Balanced funds 90%
American Balanced Fund, Class R-6	1,188,510	29,071
American Funds Global Balanced Fund, Class R-6	491,395	14,536
Capital Income Builder, Class R-6	751,446	43,606
The Income Fund of America, Class R-6	2,091,435	43,606
		130,819

Fixed income funds 5%
American Funds Inflation Linked Bond Fund, Class R-6	750,024	7,268

Total investment securities 100% (cost: $142,351,000)		145,355
Other assets less liabilities 0%		(41)

Net assets 100%		$145,314

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	5

Financial statements

Statements of assets and liabilities at April 30, 2016	unaudited (dollars in thousands)

	Conservative		Moderate		Enhanced
	Portfolio		Portfolio		Portfolio
Assets:
Investment securities, at value	$100,918		$157,789		$145,355
Receivables for:
Sales of fund’s shares	1,128		460		873
Dividends	46		39		—
Total assets	102,092		158,288		146,228

Liabilities:
Payables for:
Purchases of investments	1,166		370		804
Repurchases of fund’s shares	8		138		69
Services provided by related parties	33		45		41
Trustees’ deferred compensation	—	*	—	*	—	*
Total liabilities	1,207		553		914
Net assets at April 30, 2016	$100,885		$157,735		$145,314

Net assets consist of:
Capital paid in on shares of beneficial interest	$98,417		$153,677		$141,159
Distributions in excess of net investment income	(22)		(68)		(17)
Undistributed net realized gain	340		786		1,168
Net unrealized appreciation	2,150		3,340		3,004
Net assets at April 30, 2016	$100,885		$157,735		$145,314

Investment securities, at cost	$98,768		$154,449		$142,351

*Amount less than one thousand.

See Notes to Financial Statements

6	American Funds Retirement Income Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

		Conservative	Moderate	Enhanced
		Portfolio	Portfolio	Portfolio
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class A:	Net assets	$77,311	$129,745	$110,579
	Shares outstanding	7,473	12,496	10,597
	Net asset value per share	$10.35	$10.38	$10.44
Class B:	Net assets	$145	$43	$16
	Shares outstanding	14	4	1
	Net asset value per share	$10.35	$10.40	$10.48
Class C:	Net assets	$15,728	$18,636	$15,463
	Shares outstanding	1,524	1,800	1,485
	Net asset value per share	$10.32	$10.36	$10.41
Class F-1:	Net assets	$2,519	$3,537	$6,961
	Shares outstanding	243	341	667
	Net asset value per share	$10.35	$10.38	$10.44
Class F-2:	Net assets	$4,124	$5,638	$11,839
	Shares outstanding	398	542	1,134
	Net asset value per share	$10.35	$10.39	$10.44
Class R-1:	Net assets	$114	$43	$12
	Shares outstanding	11	4	1
	Net asset value per share	$10.34	$10.38	$10.45
Class R-2:	Net assets	$26	$10	$23
	Shares outstanding	2	1	2
	Net asset value per share	$10.35	$10.39	$10.42
Class R-2E:	Net assets	$10	$10	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.36	$10.40	$10.45
Class R-3:	Net assets	$846	$11	$266
	Shares outstanding	82	1	25
	Net asset value per share	$10.36	$10.40	$10.43
Class R-4:	Net assets	$32	$32	$113
	Shares outstanding	3	3	11
	Net asset value per share	$10.35	$10.39	$10.44
Class R-5E:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$10.35	$10.38	$10.44
Class R-5:	Net assets	$10	$10	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.36	$10.39	$10.44
Class R-6:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$10.36	$10.39	$10.44

American Funds Retirement Income Portfolio Series	7

Statements of operations for the six months ended April 30, 2016	unaudited (dollars in thousands)

	Conservative		Moderate		Enhanced
	Portfolio		Portfolio		Portfolio
Investment income:
Income:
Dividends	$590		$1,107		$1,384
	590		1,107		1,384
Fees and expenses*:
Investment advisory services	4		7		9
Distribution services	97		149		158
Transfer agent services	9		15		19
Reports to shareholders	3		4		5
Registration statement and prospectus	83		81		88
Trustees’ compensation	—	†	—	†	—	†
Auditing and legal	1		1		2
Custodian	6		6		6
Other	1		3		4
Total fees and expenses before reimbursements/waivers	204		266		291
Less reimbursements/waivers of fees and expenses:
Investment advisory services	4		7		9
Other	84		78		83
Total fees and expenses after reimbursements/waivers	116		181		199
Net investment income	474		926		1,185
Net realized gain and unrealized appreciation on investments:
Capital gain distributions received	340		786		1,183
Net unrealized appreciation on investments	2,011		3,054		2,506
Net realized gain and unrealized appreciation on investments	2,351		3,840		3,674
Net increase in net assets resulting from operations	$2,825		$4,766		$4,859

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

† Amount less than one thousand.

See Notes to Financial Statements

8	American Funds Retirement Income Portfolio Series

Statements of changes in net assets	(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
	Six months	Period	Six months	Period	Six months	Period
	ended	ended	ended	ended	ended	ended
	April 30	October 31	April 30	October 31	April 30	October 31
	2016*	2015†	2016*	2015†	2016*	2015†
Operations:
Net investment income	$474	$6	$926	$5	$1,185	$2
Net realized gain	340	—	786	—	1,168	—
Net unrealized appreciation	2,011	139	3,054	286	2,506	498
Net increase in net assets resulting from operations	2,825	145	4,766	291	4,859	500

Dividends paid to shareholders from net investment income	(502)	—	(999)	—	(1,204)	—

Net capital share transactions	86,898	11,519	136,600	17,077	116,458	24,701

Total increase in net assets	89,221	11,664	140,367	17,368	120,113	25,201

Net assets:
Beginning of period	11,664	—	17,368	—	25,201	—
End of period	$100,885	$11,664	$157,735	$17,368	$145,314	$25,201
(Distributions in excess of) undistributed net investment income	$(22)	$6	$(68)	$5	$(17)	$2

*	Unaudited.
†	For the period August 28, 2015, commencement of operations, through October 31, 2015.

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	9

Notes to financial statements	unaudited

1. Organization

American Funds Retirement Income Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of three funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 13 share classes consisting of five retail share classes (Classes A, B, C, as well as two F share classes, F-1 and F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class F-1 and F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B shares of the funds are not available for purchase.

On November 20, 2015, each fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to the series’ registration statement filed with the U.S. Securities and Exchange Commission. Refer to the series’ prospectus for more details.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

10	American Funds Retirement Income Portfolio Series

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 22 to 25.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2016, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that the fund will provide adequate income through retirement. The fund is not designed to, and is not expected to, generate distributions that equal a fixed percentage of the fund’s current net asset value per share. An investor taking periodic withdrawals from the fund should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from the fund may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in the fund. The fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in the fund and during the length of time such investor holds shares of the fund. Even if the fund’s portfolio value grows over time, such growth may be insufficient to enable the fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a

American Funds Retirement Income Portfolio Series	11

decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

Additionally, as periodic withdrawals by investors will be made from fund assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by the fund. The fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

12	American Funds Retirement Income Portfolio Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the underlying fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security

American Funds Retirement Income Portfolio Series	13

valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the underlying fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the underlying fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the underlying fund is unable to close out a position on a futures contract, the underlying fund would remain subject to the risk of adverse price movements until the underlying fund is able to close out the futures position. The ability of the underlying fund to successfully utilize futures contracts may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the underlying fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the underlying fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. To the extent the underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

14	American Funds Retirement Income Portfolio Series

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.

As of and during the period ended April 30, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2015, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$6	$5	$2

As of April 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio
Gross unrealized appreciation on investment securities	$2,150	$3,340	$2,989
Gross unrealized depreciation on investment securities	—	—	—
Net unrealized appreciation on investment securities	2,150	3,340	2,989
Cost of investment securities	98,768	154,449	142,366

American Funds Retirement Income Portfolio Series	15

For the six months ended April 30, 2016, tax-basis distributions paid to shareholders from ordinary income for each fund were as follows (dollars in thousands):

Conservative Portfolio
	Total
	dividends
Share class	paid
Class A	$398
Class B	—	*
Class C	71
Class F-1	13
Class F-2	19
Class R-1	1
Class R-2	—	*
Class R-2E	—	*
Class R-3	—	*
Class R-4	—	*
Class R-5E†	—	*
Class R-5	—	*
Class R-6	—	*
Total	$502

Moderate Portfolio
	Total
	dividends
Share class	paid
Class A	$833
Class B	—	*
Class C	103
Class F-1	26
Class F-2	35
Class R-1	1
Class R-2	—	*
Class R-2E	—	*
Class R-3	—	*
Class R-4	1
Class R-5E†	—	*
Class R-5	—	*
Class R-6	—	*
Total	$999

Enhanced Portfolio
	Total
	dividends
Share class	paid
Class A	$931
Class B	—	*
Class C	120
Class F-1	49
Class F-2	101
Class R-1	—	*
Class R-2	1
Class R-2E	—	*
Class R-3	2
Class R-4	—	*
Class R-5E†	—	*
Class R-5	—	*
Class R-6	—	*
Total	$1,204

* Amount less than one thousand.

† Class R-5E shares were offered beginning November 20, 2015.

For the period ended October 31, 2015, no distributions were paid to shareholders from any of the funds.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — At the beginning of the reporting period, the series had an investment advisory and service agreement with CRMC that provided for monthly fees, accrued daily. These fees were based on an annual rate of 0.10% of daily net assets, and CRMC waived these fees through December 31, 2015. Effective January 1, 2016, CRMC eliminated the management fee. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 22 to 25.

16	American Funds Retirement Income Portfolio Series

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of each fund during its startup period. At its discretion, the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Class F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2016, unreimbursed expenses subject to reimbursement for the funds’ Class A shares were as follows (dollars in thousands):

Class A
Conservative Portfolio	$30
Moderate Portfolio	106
Enhanced Portfolio	70

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

American Funds Retirement Income Portfolio Series	17

Class-specific expenses under the distribution services and transfer agent services agreements for the six months ended April 30, 2016, were as follows:

Conservative Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$56,250	$6,428
Class B	228	19
Class C	38,315	1,315
Class F-1	1,561	379
Class F-2	Not applicable	464
Class R-1	201	27
Class R-2	11	15
Class R-2E	—	13
Class R-3	23	15
Class R-4	15	25
Class R-5E*	Not applicable	8
Class R-5	Not applicable	14
Class R-6	Not applicable	13
Total class-specific expenses	$96,604	$8,735

Moderate Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$98,271	$11,380
Class B	84	27
Class C	47,730	1,669
Class F-1	2,411	631
Class F-2	Not applicable	813
Class R-1	147	33
Class R-2	—	12
Class R-2E	—	12
Class R-3	—	12
Class R-4	18	29
Class R-5E*	Not applicable	9
Class R-5	Not applicable	14
Class R-6	Not applicable	13
Total class-specific expenses	$148,661	$14,654

Enhanced Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$100,792	$12,645
Class B	90	40
Class C	52,551	2,113
Class F-1	4,263	1,043
Class F-2	Not applicable	2,946
Class R-1	—	11
Class R-2	74	30
Class R-2E	—	12
Class R-3	194	62
Class R-4	15	31
Class R-5E*	Not applicable	8
Class R-5	Not applicable	14
Class R-6	Not applicable	13
Total class-specific expenses	$157,979	$18,968

*	Class R-5E shares were offered beginning November 20, 2015.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2016, as follows (dollars in thousands):

	Purchases	Sales
Conservative Portfolio	$87,239	$—
Moderate Portfolio	137,363	—
Enhanced Portfolio	119,212	—

18	American Funds Retirement Income Portfolio Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Conservative Portfolio

	Proceeds from initial				Reinvestments of
	capitalization		Sales[1]		dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A			$68,018	6,749	$397		39		$(2,396)	(242)	$66,019	6,546
Class B			129	13	—	[2]	—	[2]	(36)	(4)	93	9
Class C			13,836	1,372	70		7		(176)	(18)	13,730	1,361
Class F-1			2,265	226	12		1		(150)	(15)	2,127	212
Class F-2			4,109	404	19		2		(182)	(18)	3,946	388
Class R-1			100	10	—		—		—	—	100	10
Class R-2			15	1	—	[2]	—	[2]	—	—	15	1
Class R-2E			—	—	—		—		—	—	—	—
Class R-3			837	81	—		—		—	—	837	81
Class R-4			21	2	—	[2]	—	[2]	— [2]	— [2]	21	2
Class R-5E3			10	1	—		—		—	—	10	1
Class R-5			—	—	—		—		—	—	—	—
Class R-6			—	—	—		—		—	—	—	—
Total net increase (decrease)			$89,340	8,859	$498		49		$(2,940)	(297)	$86,898	8,611

For the period ended August 28, 2015[4] through October 31, 2015

Class A	$10	1	$9,388	931	$—		—		$(52)	(5)	$9,346	927
Class B	10	1	40	4	—		—		—	—	50	5
Class C	10	1	1,628	162	—		—		(1)	— [2]	1,637	163
Class F-1	10	1	313	31	—		—		(6)	(1)	317	31
Class F-2	10	1	89	9	—		—		—	—	99	10
Class R-1	10	1	—	—	—		—		—	—	10	1
Class R-2	10	1	—	—	—		—		—	—	10	1
Class R-2E	10	1	—	—	—		—		—	—	10	1
Class R-3	10	1	—	—	—		—		—	—	10	1
Class R-4	10	1	—	—	—		—		—	—	10	1
Class R-5	10	1	—	—	—		—		—	—	10	1
Class R-6	10	1	—	—	—		—		—	—	10	1
Total net increase (decrease)	$120	12	$11,458	1,137	$—		—		$(59)	(6)	$11,519	1,143

See page 21 for footnotes.

American Funds Retirement Income Portfolio Series	19

Moderate Portfolio

	Proceeds from initial						Reinvestments of
	capitalization		Sales[1]				dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2016

Class A			$114,629		11,331		$826		81		$(3,599)	(359)	$111,856		11,053
Class B			60		6		—	[2]	—	[2]	(33)	(3)	27		3
Class C			16,905		1,675		102		10		(270)	(26)	16,737		1,659
Class F-1			3,247		323		26		3		(121)	(12)	3,152		314
Class F-2			5,652		557		30		3		(887)	(88)	4,795		472
Class R-1			2		—	[2]	—	[2]	—	[2]	—	—	2		—	[2]
Class R-2			—		—		—		—		—	—	—		—
Class R-2E			—		—		—		—		—	—	—		—
Class R-3			—	[2]	—	[2]	—		—		—	—	—	[2]	—	[2]
Class R-4			21		2		—	[2]	—	[2]	— [2]	— [2]	21		2
Class R-5E3			10		1		—		—		—	—	10		1
Class R-5			—		—		—		—		—	—	—		—
Class R-6			—		—		—		—		—	—	—		—
Total net increase (decrease)			$140,526		13,895		$984		97		$(4,910)	(488)	$136,600		13,504

For the period ended August 28, 2015[4] through October 31, 2015

Class A	$10	1	$14,879		1,475		$—		—		$(331)	(33)	$14,558		1,443
Class B	10	1	5		—	[2]	—		—		—	—	15		1
Class C	10	1	1,417		141		—		—		(6)	(1)	1,421		141
Class F-1	10	1	280		27		—		—		(12)	(1)	278		27
Class F-2	10	1	865		85		—		—		(170)	(16)	705		70
Class R-1	10	1	30		3		—		—		—	—	40		4
Class R-2	10	1	—		—		—		—		—	—	10		1
Class R-2E	10	1	—		—		—		—		—	—	10		1
Class R-3	10	1	—		—		—		—		—	—	10		1
Class R-4	10	1	—		—		—		—		—	—	10		1
Class R-5	10	1	—		—		—		—		—	—	10		1
Class R-6	10	1	—		—		—		—		—	—	10		1
Total net increase (decrease)	$120	12	$17,476		1,731		$—		—		$(519)	(51)	$17,077		1,692

20	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Proceeds from initial					Reinvestments of
	capitalization		Sales[1]			dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A			$95,062	9,418		$923	90		$(7,638)	(766)	$88,347	8,742
Class B			48	5		—	—		(43)	(5)	5	—	[2]
Class C			16,295	1,608		118	12		(3,767)	(382)	12,646	1,238
Class F-1			5,938	589		49	4		(382)	(38)	5,605	555
Class F-2			12,159	1,186		98	10		(2,768)	(280)	9,489	916
Class R-1			2	—	[2]	—	—		—	—	2	—	[2]
Class R-2			102	10		1	—	[2]	(102)	(10)	1	—	[2]
Class R-2E			—	—		—	—		—	—	—	—
Class R-3			251	24		1	—	[2]	—	—	252	24
Class R-4			101	10		—	—		—	—	101	10
Class R-5E3			10	1		—	—		—	—	10	1
Class R-5			—	—		—	—		—	—	—	—
Class R-6			—	—		—	—		—	—	—	—
Total net increase (decrease)			$129,968	12,851		$1,190	116		$(14,700)	(1,481)	$116,458	11,486

For the period ended August 28, 2015[4] through October 31, 2015

Class A	$10	1	$18,916	1,866		$—	—		$(116)	(12)	$18,810	1,855
Class B	10	1	—	—		—	—		—	—	10	1
Class C	10	1	2,484	246		—	—		(2)	— [2]	2,492	247
Class F-1	10	1	1,104	111		—	—		(3)	— [2]	1,111	112
Class F-2	10	1	2,188	217		—	—		—	—	2,198	218
Class R-1	10	1	—	—		—	—		—	—	10	1
Class R-2	10	1	10	1		—	—		—	—	20	2
Class R-2E	10	1	—	—		—	—		—	—	10	1
Class R-3	10	1	—	—		—	—		—	—	10	1
Class R-4	10	1	—	—		—	—		—	—	10	1
Class R-5	10	1	—	—		—	—		—	—	10	1
Class R-6	10	1	—	—		—	—		—	—	10	1
Total net increase (decrease)	$120	12	$24,702	2,441		$—	—		$(121)	(12)	$24,701	2,441

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.
[4]	Commencement of operations.

American Funds Retirement Income Portfolio Series	21

Financial highlights

Conservative Portfolio

		Income from investment operations[1]									Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before reimbursements/ waivers[4]		average net assets after reimbursements/ waivers[2,4]		Net effective expense ratio[2,5]		Ratio of net income to average net assets[2]
Class A:
4/30/16[6,7]	$10.21	$.10		$.15	$.25	$(.11)	$10.35	2.48%[8]		$77,311	.74%[9]		.38%[9]		.68%[9]		2.06%[9]
10/31/15[7,10]	10.00	.02		.19	.21	—	10.21	2.10	[8]	9,465	.148		.09	[8]	.39	[8]	.17	[8]
Class B:
4/30/16[6,7]	10.20	.06		.17	.23	(.08)	10.35	2.24	[8,11]	145	1.39	[9,11]	.94	[9,11]	1.24	[9,11]	1.22	[9,11]
10/31/15[7,10]	10.00	.02		.18	.20	—	10.20	2.00	[8,11]	51	.20	[8,11]	.16	[8,11]	.46	[8,11]	.16	[8,11]
Class C:
4/30/16[6,7]	10.20	.07		.14	.21	(.09)	10.32	2.10	[8]	15,728	1.45	[9]	1.08	[9]	1.38	[9]	1.43	[9]
10/31/15[7,10]	10.00	—	[12]	.20	.20	—	10.20	2.00	[8]	1,659	.26	[8]	.21	[8]	.51	[8]	.04	[8]
Class F-1:
4/30/16[6,7]	10.21	.10		.15	.25	(.11)	10.35	2.48	[8]	2,519	.70	[9]	.35	[9]	.65	[9]	2.05	[9]
10/31/15[7,10]	10.00	.01		.20	.21	—	10.21	2.10	[8]	318	.18	[8]	.10	[8]	.40	[8]	.11	[8]
Class F-2:
4/30/16[6,7]	10.21	.12		.14	.26	(.12)	10.35	2.56	[8]	4,124	.46	[9]	.11	[9]	.41	[9]	2.29	[9]
10/31/15[7,10]	10.00	.03		.18	.21	—	10.21	2.10	[8]	100	.11	[8]	.05	[8]	.35	[8]	.25	[8]
Class R-1:
4/30/16[6,7]	10.21	.09		.14	.23	(.10)	10.34	2.31	[8,11]	114	1.18	[9,11]	.95	[9,11]	1.25	[9,11]	1.80	[9,11]
10/31/15[7,10]	10.00	.06		.15	.21	—	10.21	2.10	[8,11]	11	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]
Class R-2:
4/30/16[6,7]	10.21	.11		.14	.25	(.11)	10.35	2.46	[8,11]	26	.85	[9,11]	.46	[9,11]	.76	[9,11]	2.16	[9,11]
10/31/15[7,10]	10.00	.05		.16	.21	—	10.21	2.10	[8,11]	10	.09	[8,11]	.06	[8,11]	.36	[8,11]	.52	[8,11]
Class R-2E:
4/30/16[6,7]	10.21	.11		.15	.26	(.11)	10.36	2.54	[8,11]	10	.73	[9,11]	.30	[9,11]	.60	[9,11]	2.27	[9,11]
10/31/15[7,10]	10.00	.06		.15	.21	—	10.21	2.10	[8,11]	10	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]
Class R-3:
4/30/16[6,7]	10.21	.07		.19	.26	(.11)	10.36	2.53	[8]	846	.64	[9]	.42	[9]	.72	[9]	1.29	[9]
10/31/15[7,10]	10.00	.06		.15	.21	—	10.21	2.10	[8,11]	10	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]
Class R-4:
4/30/16[6,7]	10.21	.09		.16	.25	(.11)	10.35	2.42	[8,11]	32	.78	[9,11]	.40	[9,11]	.70	[9,11]	1.86	[9,11]
10/31/15[7,10]	10.00	.06		.15	.21	—	10.21	2.10	[8,11]	10	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]
Class R-5E:
4/30/16[6,7,13]	10.17	.11		.19	.30	(.12)	10.35	2.93	[8]	10	.30	[8]	.11	[8]	.41	[8]	1.12	[8]
Class R-5:
4/30/16[6,7]	10.21	.11		.15	.26	(.11)	10.36	2.53	[8]	10	.75	[9]	.33	[9]	.63	[9]	2.23	[9]
10/31/15[7,10]	10.00	.06		.15	.21	—	10.21	2.10	[8]	10	.08	[8]	.04	[8]	.34	[8]	.53	[8]
Class R-6:
4/30/16[6,7]	10.21	.11		.15	.26	(.11)	10.36	2.55	[8]	10	.74	[9]	.32	[9]	.62	[9]	2.25	[9]
10/31/15[7,10]	10.00	.06		.15	.21	—	10.21	2.10	[8]	10	.07	[8]	.04	[8]	.34	[8]	.53	[8]

22	American Funds Retirement Income Portfolio Series

Moderate Portfolio

		Income from investment operations[1]									Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before reimbursements/ waivers[4]		average net assets after reimbursements/ waivers[2,4]		Net effective expense ratio[2,5]		Ratio of net income to average net assets[2]
Class A:
4/30/16[6,7]	$10.26	$.12		$.12	$.24	$(.12)	$10.38	2.39%[8]		$129,745.59%[9]			.38%[9]		.69%[9]		2.41%[9]
10/31/15[7,10]	10.00	.01		.25	.26	—	10.26	2.60	[8]	14,810.13		[8]	.09	[8]	.40	[8]	.08	[8]
Class B:
4/30/16[6,7]	10.26	.07		.16	.23	(.09)	10.40	2.21	[8,11]	43	1.15	[9,11]	.86	[9,11]	1.17	[9,11]	1.32	[9,11]
10/31/15[7,10]	10.00	.05		.21	.26	—	10.26	2.60	[8,11]	15.13		[8,11]	.10	[8,11]	.41	[8,11]	.51	[8,11]
Class C:
4/30/16[6,7]	10.25	.09		.12	.21	(.10)	10.36	2.11	[8]	18,636	1.29	[9]	1.08	[9]	1.39	[9]	1.71	[9]
10/31/15[7,10]	10.00	—	[12]	.25	.25	—	10.25	2.50	[8]	1,444.24		[8]	.20	[8]	.51	[8]	—	[8,14]
Class F-1:
4/30/16[6,7]	10.27	.13		.10	.23	(.12)	10.38	2.30	[8]	3,537.58		[9]	.36	[9]	.67	[9]	2.57	[9]
10/31/15[7,10]	10.00	.05		.22	.27	—	10.27	2.70	[8]	283.12		[8]	.08	[8]	.39	[8]	.46	[8]
Class F-2:
4/30/16[6,7]	10.27	.12		.13	.25	(.13)	10.39	2.46	[8]	5,638.32		[9]	.11	[9]	.42	[9]	2.42	[9]
10/31/15[7,10]	10.00	.01		.26	.27	—	10.27	2.70	[8]	715.09		[8]	.04	[8]	.35	[8]	.07	[8]
Class R-1:
4/30/16[6,7]	10.27	.09		.12	.21	(.10)	10.38	2.03	[8,11]	43	1.19	[9,11]	.95	[9,11]	1.26	[9,11]	1.87	[9,11]
10/31/15[7,10]	10.00	.05		.22	.27	—	10.27	2.70	[8,11]	40.14		[8,11]	.09	[8,11]	.40	[8,11]	.45	[8,11]
Class R-2:
4/30/16[6,7]	10.26	.13		.12	.25	(.12)	10.39	2.45	[8,11]	10.54		[9,11]	.29	[9,11]	.60	[9,11]	2.51	[9,11]
10/31/15[7,10]	10.00	.06		.20	.26	—	10.26	2.60	[8,11]	10.09		[8,11]	.06	[8,11]	.37	[8,11]	.59	[8,11]
Class R-2E:
4/30/16[6,7]	10.27	.13		.12	.25	(.12)	10.40	2.45	[8,11]	10.54		[9,11]	.28	[9,11]	.59	[9,11]	2.53	[9,11]
10/31/15[7,10]	10.00	.06		.21	.27	—	10.27	2.70	[8,11]	10.07		[8,11]	.05	[8,11]	.36	[8,11]	.61	[8,11]
Class R-3:
4/30/16[6,7]	10.27	.13		.12	.25	(.12)	10.40	2.44	[8,11]	11.53		[9,11]	.29	[9,11]	.60	[9,11]	2.52	[9,11]
10/31/15[7,10]	10.00	.06		.21	.27	—	10.27	2.70	[8,11]	10.07		[8,11]	.04	[8,11]	.35	[8,11]	.61	[8,11]
Class R-4:
4/30/16[6,7]	10.27	.10		.14	.24	(.12)	10.39	2.37	[8,11]	32.63		[9,11]	.42	[9,11]	.73	[9,11]	1.97	[9,11]
10/31/15[7,10]	10.00	.06		.21	.27	—	10.27	2.70	[8,11]	10.07		[8,11]	.04	[8,11]	.35	[8,11]	.61	[8,11]
Class R-5E:
4/30/16[6,7,13]	10.23	.13		.15	.28	(.13)	10.38	2.73	[8]	10.22		[8]	.11	[8]	.42	[8]	1.27	[8]
Class R-5:
4/30/16[6,7]	10.27	.12		.12	.24	(.12)	10.39	2.34	[8]	10.57		[9]	.33	[9]	.64	[9]	2.48	[9]
10/31/15[7,10]	10.00	.06		.21	.27	—	10.27	2.70	[8]	10.07		[8]	.04	[8]	.35	[8]	.61	[8]
Class R-6:
4/30/16[6,7]	10.27	.13		.11	.24	(.12)	10.39	2.35	[8]	10.56		[9]	.31	[9]	.62	[9]	2.50	[9]
10/31/15[7,10]	10.00	.06		.21	.27	—	10.27	2.70	[8]	11.07		[8]	.04	[8]	.35	[8]	.61	[8]

See page 25 for footnotes.

American Funds Retirement Income Portfolio Series	23

Financial highlights (continued)

Enhanced Portfolio

		Income from investment operations[1]									Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before reimbursements/ waivers[4]		average net assets after reimbursements/ waivers[2,4]		Net effective expense ratio[2,5]		Ratio of net income to average net assets[2]
Class A:
4/30/16[6,7]	$10.33	$.14		$.10	$.24	$(.13)	$10.44	2.36%[8]		$110,579.59%[9]			.39%[9]		.71%[9]		2.75%[9]
10/31/15[7,10]	10.00	—	[12]	.33	.33	—	10.33	3.30	[8]		19,156.11	[8]	.09	[8]	.42	[8]	—	[8,14]
Class B:
4/30/16[6,7]	10.33	.02		.20	.22	(.07)	10.48	2.12	[8,11]	16	1.17	[9,11]	.96	[9,11]	1.28	[9,11]	.42	[9,11]
10/31/15[7,10]	10.00	.07		.26	.33	—	10.33	3.30	[8,11]		10.11	[8,11]	.09	[8,11]	.42	[8,11]	.62	[8,11]
Class C:
4/30/16[6,7]	10.32	.11		.09	.20	(.11)	10.41	1.93	[8]	15,463	1.31	[9]	1.09	[9]	1.41	[9]	2.11	[9]
10/31/15[7,10]	10.00	(.01)		.33	.32	—	10.32	3.20	[8]		2,545.23	[8]	.20	[8]	.53	[8]	(.08)[8]
Class F-1:
4/30/16[6,7]	10.33	.14		.10	.24	(.13)	10.44	2.36	[8]		6,961.56	[9]	.36	[9]	.68	[9]	2.72	[9]
10/31/15[7,10]	10.00	.03		.30	.33	—	10.33	3.30	[8]		1,152.10	[8]	.08	[8]	.41	[8]	.26	[8]
Class F-2:
4/30/16[6,7]	10.33	.14		.11	.25	(.14)	10.44	2.43	[8]		11,839.35	[9]	.13	[9]	.45	[9]	2.73	[9]
10/31/15[7,10]	10.00	—	[12]	.33	.33	—	10.33	3.30	[8]		2,256.07	[8]	.04	[8]	.37	[8]	.04	[8]
Class R-1:
4/30/16[6,7]	10.33	.14		.11	.25	(.13)	10.45	2.43	[8,11]		12.49	[9,11]	.28	[9,11]	.60	[9,11]	2.73	[9,11]
10/31/15[7,10]	10.00	.07		.26	.33	—	10.33	3.30	[8,11]		10.06	[8,11]	.04	[8,11]	.37	[8,11]	.67	[8,11]
Class R-2:
4/30/16[6,7]	10.33	.07		.14	.21	(.12)	10.42	2.08	[8,11]		23.96	[9,11]	.75	[9,11]	1.07	[9,11]	1.26	[9,11]
10/31/15[7,10]	10.00	.05		.28	.33	—	10.33	3.30	[8,11]		21.12	[8,11]	.10	[8,11]	.43	[8,11]	.43	[8,11]
Class R-2E:
4/30/16[6,7]	10.33	.14		.11	.25	(.13)	10.45	2.43	[8,11]		11.52	[9,11]	.29	[9,11]	.61	[9,11]	2.75	[9,11]
10/31/15[7,10]	10.00	.07		.26	.33	—	10.33	3.30	[8,11]		10.07	[8,11]	.05	[8,11]	.38	[8,11]	.67	[8,11]
Class R-3:
4/30/16[6,7]	10.33	.16		.07	.23	(.13)	10.43	2.21	[8]		266.86	[9]	.64	[9]	.96	[9]	3.18	[9]
10/31/15[7,10]	10.00	.07		.26	.33	—	10.33	3.30	[8,11]		10.06	[8,11]	.04	[8,11]	.37	[8,11]	.67	[8,11]
Class R-4:
4/30/16[6,7]	10.33	.05		.19	.24	(.13)	10.44	2.31	[8]		113.68	[9]	.48	[9]	.80	[9]	.99	[9]
10/31/15[7,10]	10.00	.07		.26	.33	—	10.33	3.30	[8,11]		10.07	[8,11]	.04	[8,11]	.37	[8,11]	.67	[8,11]
Class R-5E:
4/30/16[6,7,13]	10.30	.14		.14	.28	(.14)	10.44	2.71	[8]		10.21	[8]	.11	[8]	.43	[8]	1.40	[8]
Class R-5:
4/30/16[6,7]	10.33	.14		.10	.24	(.13)	10.44	2.32	[8]		11.54	[9]	.33	[9]	.65	[9]	2.70	[9]
10/31/15[7,10]	10.00	.07		.26	.33	—	10.33	3.30	[8]		10.06	[8]	.04	[8]	.37	[8]	.67	[8]
Class R-6:
4/30/16[6,7]	10.33	.14		.10	.24	(.13)	10.44	2.33	[8]		10.53	[9]	.32	[9]	.64	[9]	2.72	[9]
10/31/15[7,10]	10.00	.07		.26	.33	—	10.33	3.30	[8]		11.06	[8]	.04	[8]	.37	[8]	.67	[8]

24	American Funds Retirement Income Portfolio Series

	Six months ended April 30	Period ended October 31
Portfolio turnover rate for all share classes	2016[6,7,8,15]	2015[7,8,10,15]
Conservative Portfolio	—%	—%
Moderate Portfolio	—	—
Enhanced Portfolio	—	—

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements/waivers by CRMC. During the period shown, CRMC reduced fees for investment advisory services. In addition, CRMC reimbursed other fees and expenses.
[3]	Total returns exclude any applicable sales charges.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period August 28, 2015, commencement of operations, through October 31, 2015.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $.01.
[13]	Class R-5E shares were offered beginning November 20, 2015.
[14]	Amount less than .01%.
[15]	No portfolio turnover occurred during the reporting period.

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	25

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2015, through April 30, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	American Funds Retirement Income Portfolio Series

Conservative Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,024.82	$1.91	.38%	$3.42	.68%
Class A – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.42	.68
Class B – actual return	1,000.00	1,022.36	4.73	.94	6.24	1.24
Class B – assumed 5% return	1,000.00	1,020.19	4.72	.94	6.22	1.24
Class C – actual return	1,000.00	1,021.00	5.43	1.08	6.93	1.38
Class C – assumed 5% return	1,000.00	1,019.49	5.42	1.08	6.92	1.38
Class F-1 – actual return	1,000.00	1,024.82	1.76	.35	3.27	.65
Class F-1 – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.27	.65
Class F-2 – actual return	1,000.00	1,025.63	.55	.11	2.06	.41
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.06	.41
Class R-1 – actual return	1,000.00	1,023.06	4.78	.95	6.29	1.25
Class R-1 – assumed 5% return	1,000.00	1,020.14	4.77	.95	6.27	1.25
Class R-2 – actual return	1,000.00	1,024.62	2.32	.46	3.83	.76
Class R-2 – assumed 5% return	1,000.00	1,022.58	2.31	.46	3.82	.76
Class R-2E – actual return	1,000.00	1,025.44	1.51	.30	3.02	.60
Class R-2E – assumed 5% return	1,000.00	1,023.37	1.51	.30	3.02	.60
Class R-3 – actual return	1,000.00	1,025.34	2.11	.42	3.63	.72
Class R-3 – assumed 5% return	1,000.00	1,022.77	2.11	.42	3.62	.72
Class R-4 – actual return	1,000.00	1,024.24	2.01	.40	3.52	.70
Class R-4 – assumed 5% return	1,000.00	1,022.87	2.01	.40	3.52	.70
Class R-5E – actual return[5]	1,000.00	1,029.30	1.08	.24	2.43	.54
Class R-5E – assumed 5% return[5]	1,000.00	1,023.67	1.21	.24	2.72	.54
Class R-5 – actual return	1,000.00	1,025.35	1.66	.33	3.17	.63
Class R-5 – assumed 5% return	1,000.00	1,023.22	1.66	.33	3.17	.63
Class R-6 – actual return	1,000.00	1,025.45	1.61	.32	3.12	.62
Class R-6 – assumed 5% return	1,000.00	1,023.27	1.61	.32	3.12	.62

See page 29 for footnotes.

American Funds Retirement Income Portfolio Series	27

Moderate Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,023.91	$1.91	.38%	$3.47	.69%
Class A – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.47	.69
Class B – actual return	1,000.00	1,022.14	4.32	.86	5.88	1.17
Class B – assumed 5% return	1,000.00	1,020.59	4.32	.86	5.87	1.17
Class C – actual return	1,000.00	1,021.13	5.43	1.08	6.99	1.39
Class C – assumed 5% return	1,000.00	1,019.49	5.42	1.08	6.97	1.39
Class F-1 – actual return	1,000.00	1,022.99	1.81	.36	3.37	.67
Class F-1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.37	.67
Class F-2 – actual return	1,000.00	1,024.59	.55	.11	2.11	.42
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.11	.42
Class R-1 – actual return	1,000.00	1,020.27	4.77	.95	6.33	1.26
Class R-1 – assumed 5% return	1,000.00	1,020.14	4.77	.95	6.32	1.26
Class R-2 – actual return	1,000.00	1,024.49	1.46	.29	3.02	.60
Class R-2 – assumed 5% return	1,000.00	1,023.42	1.46	.29	3.02	.60
Class R-2E – actual return	1,000.00	1,024.47	1.41	.28	2.97	.59
Class R-2E – assumed 5% return	1,000.00	1,023.47	1.41	.28	2.97	.59
Class R-3 – actual return	1,000.00	1,024.37	1.46	.29	3.02	.60
Class R-3 – assumed 5% return	1,000.00	1,023.42	1.46	.29	3.02	.60
Class R-4 – actual return	1,000.00	1,023.66	2.11	.42	3.67	.73
Class R-4 – assumed 5% return	1,000.00	1,022.77	2.11	.42	3.67	.73
Class R-5E – actual return[5]	1,000.00	1,027.31	1.08	.24	2.47	.55
Class R-5E – assumed 5% return[5]	1,000.00	1,023.67	1.21	.24	2.77	.55
Class R-5 – actual return	1,000.00	1,023.38	1.66	.33	3.22	.64
Class R-5 – assumed 5% return	1,000.00	1,023.22	1.66	.33	3.22	.64
Class R-6 – actual return	1,000.00	1,023.48	1.56	.31	3.12	.62
Class R-6 – assumed 5% return	1,000.00	1,023.32	1.56	.31	3.12	.62

28	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,023.61	$1.96	.39%	$3.57	.71%
Class A – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.57	.71
Class B – actual return	1,000.00	1,021.17	4.82	.96	6.43	1.28
Class B – assumed 5% return	1,000.00	1,020.09	4.82	.96	6.42	1.28
Class C – actual return	1,000.00	1,019.33	5.47	1.09	7.08	1.41
Class C – assumed 5% return	1,000.00	1,019.44	5.47	1.09	7.07	1.41
Class F-1 – actual return	1,000.00	1,023.64	1.81	.36	3.42	.68
Class F-1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.42	.68
Class F-2 – actual return	1,000.00	1,024.28	.65	.13	2.26	.45
Class F-2 – assumed 5% return	1,000.00	1,024.22	.65	.13	2.26	.45
Class R-1 – actual return	1,000.00	1,024.29	1.41	.28	3.02	.60
Class R-1 – assumed 5% return	1,000.00	1,023.47	1.41	.28	3.02	.60
Class R-2 – actual return	1,000.00	1,020.78	3.77	.75	5.38	1.07
Class R-2 – assumed 5% return	1,000.00	1,021.13	3.77	.75	5.37	1.07
Class R-2E – actual return	1,000.00	1,024.29	1.46	.29	3.07	.61
Class R-2E – assumed 5% return	1,000.00	1,023.42	1.46	.29	3.07	.61
Class R-3 – actual return	1,000.00	1,022.10	3.22	.64	4.83	.96
Class R-3 – assumed 5% return	1,000.00	1,021.68	3.22	.64	4.82	.96
Class R-4 – actual return	1,000.00	1,023.10	2.41	.48	4.02	.80
Class R-4 – assumed 5% return	1,000.00	1,022.48	2.41	.48	4.02	.80
Class R-5E – actual return[5]	1,000.00	1,027.09	1.12	.25	2.56	.57
Class R-5E – assumed 5% return[5]	1,000.00	1,023.62	1.26	.25	2.87	.57
Class R-5 – actual return	1,000.00	1,023.20	1.66	.33	3.27	.65
Class R-5 – assumed 5% return	1,000.00	1,023.22	1.66	.33	3.27	.65
Class R-6 – actual return	1,000.00	1,023.30	1.61	.32	3.22	.64
Class R-6 – assumed 5% return	1,000.00	1,023.27	1.61	.32	3.22	.64

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 182 days.

American Funds Retirement Income Portfolio Series	29

Approval of Investment Advisory and Service Agreement

The American Funds Retirement Income Portfolio Series board has approved the series Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through January 31, 2017, including an amendment to eliminate the annual management fee, which was previously being waived for the series. The board determined that the proposed advisory fee structure was fair and reasonable in relation to the services proposed to be provided, and that approving the agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. The board considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services that would be provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to the funds’ shareholders from investing in funds that are part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC would benefit the funds and their shareholders.

2. Investment results

The board considered the manner in which CRMC proposes to manage the funds in light of their investment objectives. It also considered the proposed investment policies and restrictions of the funds, and CRMC’s experience in managing similar funds. The board concluded that CRMC’s record indicated that its management of the funds should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed advisory fee schedule of the funds compared to those of other relevant funds. The board noted CRMC’s proposed waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, the board reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates.

It noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board took into account the funds’ projected total cost structure and concluded that it would be fair and reasonable in relation to the services that CRMC proposed to provide, and that the funds’ shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board considered a variety of other benefits that would be received by CRMC and its affiliates as a result of CRMC’s proposed relationship with the funds and the underlying American Funds in which the funds will invest, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board considered CRMC’s portfolio trading practices, noting the benefits CRMC would receive from the research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts that were proposed to be paid to CRMC by the funds.

30	American Funds Retirement Income Portfolio Series

5. Adviser financial information

The board noted that it had previously reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. It noted information regarding the compensation structure for CRMC’s investment professionals. The board had also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board concluded that the funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Retirement Income Portfolio Series	31

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

32	American Funds Retirement Income Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Retirement Income Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Retirement Income Portfolio Series portfolios.

American Funds Retirement Income Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Retirement Income Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the series prospectus or summary prospectuses, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By __/s/ Walter R. Burkley__________________
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley__________________
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2016

By __/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2016